Share capital and shares held in treasury - Summary of number of ordinary shares (Details) - GBP (£) £ / shares in Units, £ in Millions	2 Months Ended	12 Months Ended
	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 08, 2023
Share capital and shares held in treasury
Shares issued at start of year	1,906,907,605	1,934,880,088	1,984,961,632
Treasury shares at start of year	(25,400,000)	(25,400,000)
Shares outstanding at start of year	1,881,531,883	1,909,526,620	1,929,400,000
Issue of ordinary shares		3,027,517	1,918,456
Repurchase of ordinary shares		(30,900,000)	(21,700,000)	0
Net purchase of shares by the Employee Benefit Trust		(100,000)	(100,000)
Cancellation of ordinary shares		(31,000,000)	(52,000,000)
Cancellation of treasury share		31,000,000.0	52,000,000
Shares issued at end of year		1,906,907,605	1,934,880,088	1,984,961,632
Treasury shares at end of year		(25,400,000)	(25,400,000)
Shares outstanding at end of year		1,881,531,883	1,909,526,620	1,929,400,000
Average price of ordinary shares repurchased		£ 25.88
Repurchase of ordinary shares		£ 800	£ 500	£ 0
Value of ordinary shares non-discretionary repurchase programme					£ 150
Accrual for ordinary shares non-discretionary repurchase programme		£ 150
Number of ordinary shares repurchased under non-discretionary programme	4,600,000
Shares purchased by Employee Benefit Trust		2,000,000
Purchase of shares by Employee Benefit Trust		£ 50	50	1
Shares held by the Employee Benefit Trust, amount		£ 117	£ 101	£ 86
Treasury shares held by employee benefit trust		5,663,529	5,553,401	5,448,564
Treasury shares held by parent company		19,712,193	19,800,067	50,087,679